Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0000797468
Registrant Name	OCCIDENTAL PETROLEUM CORP /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES